Pensions and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Pension Plans [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$ (4.0)	$ 0	$ (0.4)
Net actuarial loss arising during the year	(20.5)	(82.1)	(13.5)
Amortization of prior service cost (credit)	1.0	1.1	1.1
Amortization of net actuarial loss (gain)	13.1	9.4	10.3
Curtailment loss (gain)	2.0	1.1	4.1
Settlement loss	6.7	1.1	0
Foreign currency translation	0.9	1.1	(2.0)
Net change for year	(0.8)	(68.3)	(0.4)
Other Postretirement Benefits [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	9.6	0	(0.9)
Net actuarial loss arising during the year	(4.5)	(4.2)	(7.8)
Amortization of prior service cost (credit)	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	0	0	(0.5)
Curtailment loss (gain)	0	(0.1)	0
Settlement loss	0	0	0
Foreign currency translation	0	(0.1)	0.1
Net change for year	$ 4.7	$ (4.8)	$ (9.6)